Segment Reporting Total Assets (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 15,210.3	$ 12,276.3
Stock Issued During Period, Value, New Issues	$ 2,500.0
Stock Issued During Period, Shares, New Issues	29.9
Canada [Member]
Segment Reporting Information [Line Items]
Total assets	$ 4,909.1	4,560.6
U.S. [Member]
Segment Reporting Information [Line Items]
Total assets	2,580.9	2,441.0
Europe [Member]
Segment Reporting Information [Line Items]
Total assets	4,891.1	4,807.5
MCI [Member]
Segment Reporting Information [Line Items]
Total assets	143.4	133.7
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	$ 2,685.8	$ 333.5